STATEMENT OF COMPLIANCE, ACCOUNTING POLICIES, ACCOUNTING CHANGES AND COMPARATIVE NUMBERS (Details Narrative)	12 Months Ended
Dec. 31, 2019
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment useful life	15 - 20 years
Production machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment useful life	5 - 7 years
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment useful life	3 - 5 years